Exhibit 99.1

55 E 52nd St, 31st Floor New York, NY 10055 212 871 5995 direct dial www.duffandphelps.com

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

AG Resource Holdings, LLC / Agrifund, LLC

1401 Hudson Lane

Suite 300

Monroe, LA 71201

Re:                            ARM Funding 2018-1, LLC (the “Issuer”)

Asset-Backed Notes (the “Notes”)

Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by AG Resource Management, LLC and Agrifund, LLC (“ARM” or the “Company”), the Issuer and Guggenheim Securities, LLC (the “Arranger,” together with ARM and the Issuer, the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a seasonal pool of secured agricultural loan receivables (the “Receivables”) relating to the Issuer’s securitization transaction.  The sufficiency of the procedures is solely the responsibility of the Company.  Consequently, we make no representation regarding the sufficiency of the procedures described in this report, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

Documents Received by the Company

For the purpose of the procedures described in Attachment A, ARM, on behalf of the Issuer, provided us with:

a.                                      Electronic data files:

i.                                          Labeled “Copy of Guggenheim DD Request Updated Data Tape AIP 6-27-17 v2.xslx” that ARM, on behalf of the Issuer, indicated contained information relating to certain Receivables that are representative of all loans for the relevant crop year as of 27 June 2017 (the “Data Tape File”).

ii.                                       Labeled “Copy of Loan Tape 6-30-17 (003).xslx” that ARM, on behalf of the Issuer, indicated contained information relating to certain Receivables that are representative of all loans for the relevant crop year as of 30 June 2017 (the “Reconciliation Data Tape File”).

iii.                                    Labeled “Copy of AGRIFUND LLC Borrowing Base Cert 6-30-17 - Including Trial Balance.xslx” that ARM, on behalf of the Issuer, indicated was indicative of an analysis prepared in the normal course and contained a reconciliation of accounts receivable as of 30 June 2017. (the “Borrowing Base”)

b.                                      Imaged copies of:

i.                                          A loan application for each Receivable, where applicable and available

ii.                                       A promissory note for each Receivable, where applicable and available

iii.                                    Note addendums & extensions for each Receivable, where applicable and available

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iv.                                   Inter-creditor agreements for each Receivable, where applicable and available

v.                                      Organization documents for each Receivable, where applicable and available

vi.                                   A credit report for each Receivable, where applicable and available

vii.                                A certificate of insurance for each Receivable, where applicable and available (“AOI”)

viii.                             Either loan system screen captures or underlying spreadsheet loan analysis (“Loan Analysis”, together with the above imaged copies, the “Source Documents”)

c.                                       The list of relevant loan fields (“Loan Fields”) on the Data Tape File, as applicable, which is shown in Exhibit 1.0 to Attachment A.

d.                                      A copy of the board presentation labeled “ARM June 2017 Financial Board Package.pdf” as of June 30, 2017 which included financials and other management discussion and analysis. (the “Board Package”)

e.                                       Instructions, assumptions and methodologies, which are described in Attachment A.

*****

The procedures included in this report were limited to comparing or recalculating certain information that is further described in this report.  The Company is responsible for the provided data files, source documents, sample characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in this report with respect to the preparation or verification of any of the information set forth on the provided data files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the source documents or any other information provided to us by the Company upon which we relied in forming our findings.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or,

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.                                       The value of the collateral securing the Receivables,

iii.                                    Whether the originators of the Receivables complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as a Specified Party but who may have access to this report as required by law or regulation.

/s/ Duff & Phelps LLC

01 August 2018

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Attachment A: Procedures performed and our associated findings

1.                                      As instructed by ARM, on behalf of the Issuer, we randomly selected a sample of 200 Receivables from the 608 Receivables on the Data Tape File (the “Sample Receivables”).  For the purpose of this procedure, ARM, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to randomly select from the Data Tape File.

For the purpose of these procedures described in this report, the 200 Sample Receivables are referred to as Sample Receivable Numbers 1 through 200.

2.                                      For each Sample Receivable, we were presented the Source Documents where applicable and available, and noted that of the 200 Sample Receivables:

a.              200 had loan applications provided,

b.              197 had promissory notes provided,

c.               12 had note addendums provided,

d.              45 had inter-creditor agreements provided,

e.               81 had organization documents provided,

f.                98 had credit reports provided,

g.               193 had AOIs provided,

h.              197 had Loan Analyses provided.

3.                                      For each Sample Receivable, we compared each Loan Field listed on Exhibit 1.0 as it appeared on the Data Tape File to the corresponding information located on, or to the corresponded information recalculated using information on, the Source Documents, subject to the instruction, assumptions, and methodologies provided by ARM, on behalf of the Issuer, that are stated in outlined in Exhibit 1.0 to Attachment A.

4.                                      For purposes of this report, the terms “agreed,” “agrees,” “agreeing” means that compared to the Source Documents, the information provided on the Data Tape File is found to be in agreement, unless otherwise noted.

5.                                      For purposes of this report, the terms “round,” “rounded,” or “rounding” mean that the information for a given Loan Field and the information on the Data Tape File were within 1%, within 1 week, within 1 year, or were not conclusively in or not in agreement.

6.                                      The Source Document(s) that we were instructed by ARM, on behalf of the Issuer, to use for each Loan Field are shown on Exhibit 1.0 to Attachment A.  Exhibits 2.1-2.9 depict the Sample Numbers which were not in agreement.  Except for the information shown on Exhibits 2.1-2.9 to Attachment A, all such compared information agreed or agreed in a rounding capacity.

7.                                      In total, 1,800 Loan Fields from the Data Tape File were reviewed in accordance with the Source Documents as instructed by ARM, on behalf of the Issuer, and subject to the instruction, assumptions, and methodologies provided by ARM, on behalf of the Issuer.  Of those 1,800 Loan Fields, there were 1,585 Loan Fields which either agreed or agreed in a rounding capacity to the Source Documents.

8.                                      On April 2, 2017 the Company implemented its current systems and procedures. ARM, on behalf of the Issuer, instructed us to segment out these findings. The findings shown on Exhibits 2.1-2.9 to Attachment A are each labeled as pre-implementation (“Pre”) or post-implementation (“Post”).

9.                                      In addition to segmenting findings on a Pre- and Post-basis, ARM, on behalf of the Issuer, instructed us to segment findings by Loan Field type as either primary (“Primary”) and supplementary (“Supplementary”).  A breakdown of Primary and Supplementary Loan Fields can be found in Exhibit 1.0 to Attachment A.

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10.                               There were 128 loans originated before April 2, 2017 and 72 loans originated after April 2, 2017 in the Sample Receivables. The exception rate for Loan Fields which were both Primary Loan Fields and on loan which were originated after April 2, 2017, was approximately 1.7% and comprised of approximately 5 exceptions out of 288 Loan Fields.

11.                               ARM, on behalf of the Issuer, also instructed us to reconcile the Reconciliation Data Tape File with ARM’s books and records. It indicated that the Company had two different years for recording, a fiscal year which runs from January 1 to December 31 and a crop year which runs from September 1 to August 31. Because of this difference in periodicity, and the way the Data Tape File is constructed, ARM, on behalf of the Issuer, indicated that certain reconciliations would not be possible.

12.                               We reconciled aggregate credit used plus interest balance plus fees balance to gross account receivable on the Company’s financials per the Board Package as well as the Borrowing Base.  ARM, on behalf of the Issuer, indicated that while loan commitment on the Board Package may be similar to aggregate credit line limit on the Reconciliation Data Tape File, this figure is not reliable for reconciliation purposes. The same logic as provided by ARM, on behalf of the Issuer, is applied to aggregate credit unused. As ARM, on behalf of the Issuer, represented, we identified a variance between the Reconciliation Data Tape File and the Board Package for aggregate credit line limit and loan commitment as of 30 June 2017.

13.                               ARM, on behalf of the Issuer, represented that, due to the crop year versus fiscal year periodicity issue, aggregate original unamortized fees, aggregate amortized fees, and aggregate unamortized fees cannot be reconciled between the Reconciliation Data Tape File and the Board Package.

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Exhibit 1.0 to Attachment A — Loan Fields

Loan Type	Loan Field Type	Corresponding Source Document for verification	Potential Outputs
Entity Type	Supplementary	Loan application; organizational documents.	Individual, Partnership, Corporation, LLC, Joint, Joint Venture
Open Date	Primary	Promissory note; addendums; extensions; (supplemental: Loan Analysis)	Any Date
Maturity Date	Primary	Promissory note; addendums; extensions; (Supplemental: Loan Analysis)	Any Date before 27 June 2017
Current Rate	Primary	Promissory note; addendums; extensions; (Supplemental: Loan Analysis)	Percentages greater than zero
Credit Line Limit	Primary	Promissory note; addendums; extensions; (Supplemental: Loan Analysis)	Dollar amounts greater than zero
Year Farming	Supplementary	Loan application	Positive integers
Primary Crop	Supplementary	Loan application; AOI; (Supplemental: Loan Analysis)	Any federally insured crop
AIP	Supplementary	AOI	Any Authorized Insurance Provider per the Farm Service Agency
FICO	Supplementary	Credit Report	Integers, 300 to 850

Exhibit 2.1 to Attachment A — Entity Type

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
20	Pre	INDIVIDUAL	PARTNERSHIP
81	Pre	CORPORATION	INDIVIDUAL
96	Pre	INDIVIDUAL	PARTNERSHIP
97	Pre	CORPORATION	INDIVIDUAL
100	Pre	JOINT	INDIVIDUAL
112	Pre	INDIVIDUAL	CORPORATION
123	Pre	JOINT	INDIVIDUAL
126	Pre	INDIVIDUAL	LLC
133	Pre	INDIVIDUAL	LLC
135	Pre	INDIVIDUAL	PARTNERSHIP
160	Pre	INDIVIDUAL	LLC
169	Pre	INDIVIDUAL	PARTNERSHIP
170	Pre	PARTNERSHIP	LLC
172	Pre	INDIVIDUAL	PARTNERSHIP
182	Post	INDIVIDUAL	PARTNERSHIP

Exhibit 2.2 to Attachment A — Open Date

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
1	Pre	09 March 2017	03 May 2017
31	Post	24 June 2017	07 July 2017
54	Pre	22 February 2017	31 March 2017
77	Pre	21 March 2017	28 June 2017
99	Pre	02 March 2017	17 February 2017
102	Pre	13 March 2017	08 June 2017
111	Pre	27 February 2017	14 February 2017
112	Pre	21 February 2017	13 February 2017
115	Pre	17 March 2017	17 February 2017
119	Post	16 June 2017	—
154	Pre	24 March 2017	15 May 2017
156	Pre	17 January 2017	23 February 2017
183	Pre	14 March 2017	03 April 2017

Exhibit 2.3 to Attachment A — Maturity Date

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
9	Pre	15 December 2017	15 March 2018
23	Post	15 March 2018	15 February 2018
85	Pre	15 March 2018	15 February 2018
89	Post	15 December 2017	15 March 2018
169	Pre	15 December 2017	15 March 2018
188	Pre	15 August 2017	15 December 2017

Exhibit 2.4 to Attachment A — Current Rate

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
131	Pre	n/a	6%
200	Pre	13%	7%

Exhibit 2.5 to Attachment A — Credit Line Limit

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
36	Pre	$884,051.00	$898,500.00
54	Pre	$84,757.00	$82,739.00
74	Pre	$493,951.00	$502,952.00
77	Pre	$1,122,070.00	$1,242,110.00
97	Pre	$679,177.80	$300,776.00
105	Pre	$316,124.00	$336,648.00
114	Pre	$1,895,065.00	$1,971,203.00
156	Pre	$404,009.11	$675,125.00
157	Pre	$779,251.00	$1,045,594.00
160	Pre	$184,940.00	$303,589.00
167	Post	$29,223.00	$52,110.00
187	Pre	$52,731.00	$46,987.00

Exhibit 2.6 to Attachment A — Year Farming

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
1	Pre	2	—
3	Post	20	10
6	Post	27	LIFE
8	Pre	3	—
21	Pre	1	10+
33	Post	15	—
35	Post	30	—
36	Pre	15	—
37	Pre	17	—
38	Pre	6	4
42	Pre	16	51
44	Post	30	40
45	Pre	32	—
48	Post	17	N/A
50	Pre	15	—
54	Pre	2	—
56	Pre	21	—
59	Pre	13	—
62	Pre	37	30
65	Post	25	31
66	Post	25	31
71	Post	38	—
78	Pre	8	—
79	Pre	10	—
84	Pre	11	35
89	Post	20	20
90	Pre	42	50
92	Pre	32	41
93	Pre	52	—
100	Pre	32	40
101	Post	38	—
102	Pre	26	32
105	Pre	1	38
107	Post	23	—
109	Pre	42	—
110	Post	5	7
111	Pre	37	—
112	Pre	19	—
115	Pre	30	—
116	Pre	10	—
119	Post	17	—
121	Pre	44	—
138	Pre	4	—
144	Pre	42	—
148	Post	29	12
150	Pre	1	—
151	Pre	17	10
156	Pre	23	—
157	Pre	21	—

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
160	Pre	7	—
163	Post	35	—
164	Post	25	20
167	Post	12	—
168	Pre	45	—
171	Pre	18	18
172	Pre	4	—
182	Post	22	LIFE
185	Pre	8	—
186	Pre	10	24
193	Pre	15	—
196	Post	30	—
197	Pre	34	—

Exhibit 2.7 to Attachment A — Primary Crop

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
2	Post	WHEAT	SORGHUM
7	Pre	WHEAT	COTTON, CORN, SORGHUM
12	Pre	—	COTTON
13	Pre	—	WHEAT
15	Pre	PEANUTS	COTTON
20	Pre	—	WHEAT
43	Pre	SOYBEANS	COTTON
58	Pre	—	GRAIN
60	Pre	—	COTTON
61	Pre	—	MILO
62	Pre	SOYBEANS	RICE
76	Pre	—	CORN
80	Pre	SOYBEANS	CORN
81	Pre	COTTON	TOBACCO
82	Pre	—	PEANUTS
86	Post	COTTON	TOBACCO
88	Pre	SOYBEANS	CORN
102	Pre	SOYBEANS	CORN
105	Pre	—	CORN
108	Pre	CORN	CORN
109	Pre	PEANUTS	RICE
113	Pre	SQUASH	RICE
116	Pre	SOYBEANS	RICE
118	Post	SOYBEANS	RICE
119	Post	—	SOYBEANS
123	Pre	RICE	RICE
129	Pre	SOYBEANS	RICE
135	Pre	COTTON	COTTON
138	Pre	WHEAT	WHEAT
143	Post	DRYLAND COTTON	DRYLAND COTTON
150	Pre	COTTON	COTTON
155	Pre	—	COTTON
156	Pre	SOYBEANS	SOYBEANS
168	Pre	CORN	CORN

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
182	Post	CORN	CORN
187	Pre	—	WHEAT
193	Pre	—	COTTON
195	Pre	—	COTTON

Exhibit 2.8 to Attachment A — AIP

D&P Sample	Pre / Post	Summary of Difference (1)
2	Post	The AIP listed on the AOI differs from that listed in the data tape
20	Pre	The AIP listed on the AOI differs from that listed in the data tape
55	Post	No AOI exists to verify the data tape
92	Pre	The AIP listed on the AOI differs from that listed in the data tape
96	Pre	The AIP listed on the AOI differs from that listed in the data tape
97	Pre	An AOI exists but the AIP is not named or is left blank
103	Pre	The AIP listed on the AOI differs from that listed in the data tape
104	Pre	No AOI exists to verify the data tape
105	Pre	The AIP listed on the AOI differs from that listed in the data tape
106	Pre	The AIP listed on the AOI differs from that listed in the data tape
112	Pre	The AIP listed on the AOI differs from that listed in the data tape
121	Pre	The AIP listed on the AOI differs from that listed in the data tape
128	Pre	An AOI exists but the AIP is not named or is left blank
130	Pre	The AIP listed on the AOI differs from that listed in the data tape
131	Pre	No AOI exists to verify the data tape
135	Pre	The AIP listed on the AOI differs from that listed in the data tape
139	Pre	The AIP listed on the AOI differs from that listed in the data tape
141	Pre	No AOI exists to verify the data tape
156	Pre	The AIP listed on the AOI differs from that listed in the data tape
169	Pre	The AIP listed on the AOI differs from that listed in the data tape
171	Pre	The AIP listed on the AOI differs from that listed in the data tape
173	Pre	The AIP listed on the AOI differs from that listed in the data tape
174	Pre	The AIP listed on the AOI differs from that listed in the data tape
176	Post	The AIP listed on the AOI differs from that listed in the data tape
185	Pre	The AIP listed on the AOI differs from that listed in the data tape
187	Pre	The AIP listed on the AOI differs from that listed in the data tape
197	Pre	No AOI exists to verify the data tape
198	Pre	The AIP listed on the AOI differs from that listed in the data tape

Exhibit 2.9 to Attachment A — FICO

D&P Sample	Pre / Post	Per Data Tape File	Per Source Documents
6	Post	580	—
8	Pre	—	706
9	Pre	695	657
10	Post	777	798
13	Pre	—	627
14	Pre	738	—
26	Pre	603	—
32	Post	680	—
33	Post	680	—
34	Post	680	—
35	Post	665	—
36	Pre	700	—
39	Post	665	—
40	Pre	665	—
41	Post	665	—
43	Pre	665	—
44	Post	665	—
47	Pre	700	732
48	Post	700	—
49	Pre	665	—
50	Pre	665	—
52	Pre	700	—
59	Pre	719	—
67	Post	601	—
69	Post	716	—
78	Pre	—	—
99	Pre	716	633
102	Pre	675	564
108	Pre	—	526
140	Post	542	—
143	Post	680	—
145	Pre	452	—
148	Post	650	551
160	Pre	589	531
167	Post	650	—
169	Pre	670	769
176	Post	755	579
181	Pre	616	—
199	Pre	572	—